CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	650,000,000	200,000,000
Common stock, shares issued	109,298,393	92,200,657
Common stock, shares outstanding	109,298,393	92,200,657